Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Summary of Classes of Inventories

The detail of inventories as of December 31, 2017 and 2016, is as follows:

	As of December 31,
	2017	2016
Classes of Inventories	ThCh$	ThCh$
Supplies for Production	16,879,260	12,377,179
Gas	2,301,172	2,159,901
Oil	2,593,806	2,556,438
Coal	11,984,282	7,660,840
Other inventories (*)	22,807,682	25,162,417
Total	39,686,942	37,539,596

(*) Other inventories	22,807,682	25,162,417
Supplies for projects and spare parts	12,311,718	17,076,698
Electrical materials	10,495,964	8,085,719